Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash	$ 16,179	$ 22,521
Amounts receivable (Note 17)	984	2,088
Contract asset	183
Prepaid expenses	700	1,056
Current assets	18,046	25,665
Prepaid expenses	754	478
Property and equipment (Note 4)	4,314	3,055
Intangible assets (Note 5)	1,377	1,123
Right of use assets (Note 6)	608	543
Investment (Note 7)	862	862
Total assets	25,961	31,726
Current liabilities:
Accounts payable and accrued liabilities (Note 8)	2,093	2,268
Loan payable (Note 9(a))	414	299
Lease obligations (Note 10)	194	280
Contract liability	2,738	2,186
Income taxes payable	48	50
Current liabilities	5,487	5,083
Defined benefit plan (Note 11)	312	289
Long-term project financing (Note 9(b))		175
Loan payable (Note 9(a))	1,283	934
Contract liability	811	402
Lease obligations (Note 10)	427	285
Total liabilities	8,320	7,168
Shareholders’ equity:
Share capital (Note 14(a))	243,262	242,444
Warrants (Note 15)	598	598
Accumulated other comprehensive loss	(205)	(256)
Contributed surplus (Note 14(b))	23,855	26,502
Deficit	(249,869)	(244,730)
Total shareholders’ equity	17,641	24,558
Total liabilities and shareholders’ equity	$ 25,961	$ 31,726